Organization, Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Representations and Warranties Reserve (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance, beginning of period	$ 46,322	$ 32,999
Reserve charged to operations	36,510	19,153
Losses realized, net	(13,290)	(5,830)
Balance, end of period	$ 69,542	$ 46,322